CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share capital	Treasury shares	Currency translation reserve	Cash flow hedging reserve	Gains (Losses) from changes in the time value of the options	Actuarial gains or losses on defined benefit plans reserve	Shares based payments reserve	Other sundry reserve	Total other reserve	Retained earnings/ (losses)	Parent’s ownership interest	Non- controlling interest	Other equity	Total
Balance at Dec. 31, 2019	$ 3,146,265	$ (178)	$ (2,890,287)	$ 56,892		$ (22,940)	$ 36,289	$ 2,452,469	$ (367,577)	$ 352,272	$ 3,130,782	$ (1,605)		$ 3,129,177
Total increase (decrease) in equity Net income/(loss) for the period										(4,545,887)	(4,545,887)	(9,648)		(4,555,535)
Other comprehensive income			(900,226)	(117,833)		(3,045)			(1,021,104)		(1,021,104)	4,655		(1,016,449)
Total comprehensive income			(900,226)	(117,833)		(3,045)			(1,021,104)	(4,545,887)	(5,566,991)	(4,993)		(5,571,984)
Increase (decrease) through transfers and other changes, equity							946	(450)	496		496	(74)		422
Total transactions with shareholders							946	(450)	496		496	(74)		422
Balance at Dec. 31, 2020	3,146,265	(178)	(3,790,513)	(60,941)		(25,985)	37,235	2,452,019	(1,388,185)	(4,193,615)	(2,435,713)	(6,672)		(2,442,385)
Increase (decrease) by application of new accounting standards				380	(380)
Initial balance restated	3,146,265	(178)	(3,790,513)	(60,561)	(380)	(25,985)	37,235	2,452,019	(1,388,185)	(4,193,615)	(2,435,713)	(6,672)		(2,442,385)
Total increase (decrease) in equity Net income/(loss) for the period										(4,647,491)	(4,647,491)	(5,651)		(4,653,142)
Other comprehensive income			18,354	22,171	(17,183)	7,235			30,577		30,577	1,654		32,231
Total comprehensive income			18,354	22,171	(17,183)	7,235			30,577	(4,647,491)	(4,616,914)	(3,997)		(4,620,911)
Increase (decrease) through transfers and other changes, equity								(3,921)	(3,921)		(3,921)	313		(3,608)
Total transactions with shareholders								(3,921)	(3,921)		(3,921)	313		(3,608)
Balance at Dec. 31, 2021	3,146,265	(178)	(3,772,159)	(38,390)	(17,563)	(18,750)	37,235	2,448,098	(1,361,529)	(8,841,106)	(7,056,548)	(10,356)		(7,066,904)
Total increase (decrease) in equity Net income/(loss) for the period										1,339,210	1,339,210	(2,073)		1,337,137
Other comprehensive income			(33,401)	74,932	(4,059)	(9,367)			28,105		28,105	837		28,942
Total comprehensive income			(33,401)	74,932	(4,059)	(9,367)			28,105	1,339,210	1,367,315	(1,236)		1,366,079
Transactions with shareholders Equity issue	800,000										800,000			800,000
Increase for other contributions from the owners								(4,340,749)	(4,340,749)		4,909,480		$ 9,250,229	4,909,480
Increase (decrease) through transfers and other changes, equity	9,352,221							(80,000)	(80,000)		22,031	35	(9,250,190)	22,066
Total transactions with shareholders	10,152,221							(4,420,749)	(4,420,749)		5,731,511	35	39	5,731,546
Balance at Dec. 31, 2022	$ 13,298,486	$ (178)	$ (3,805,560)	$ 36,542	$ (21,622)	$ (28,117)	$ 37,235	$ (1,972,651)	$ (5,754,173)	$ (7,501,896)	$ 42,278	$ (11,557)	$ 39	$ 30,721